Property and equipment, net	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net
15.
Property and equipment, net

	As of March 31,
	2023	2024
	RMB	RMB
	(in millions)
Building, property improvements and other property	123,276	135,132
Computer equipment and software	100,563	117,458
Construction in progress	45,129	42,677
Furniture, office and transportation equipment and others	21,631	20,367
	290,599	315,634
Less: accumulated depreciation and impairment	(114,568)	(130,473)
Net book value	176,031	185,161

Depreciation expenses recognized for the years ended March 31, 2022, 2023 and 2024 were RMB25,470 million, RMB24,654 million and RMB23,344 million, respectively.